Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Payables And Accruals [Abstract]
Refund liability	[1]	¥ 232,859		¥ 128,478
Salary and welfare payables		171,520		113,945
Accrued marketing expenses		108,957		51,796
Payables to educational institutions	[2]	24,452		23,071
Advanced deposits	[3]	20,137		11,681
Other tax liabilities		15,537		15,263
Accrued service fees	[4]	13,020		69,932
Payables for leasehold improvement and intangible assets		7,142		6,818
American Depositary Receipt commission - within one year		3,304		3,526
Other payables		10,861		10,715
Total		¥ 607,789	$ 93,149	¥ 435,225

[1]	Refund liability represented the tutoring fee collected by the Group which it expects to refund back to its customer as a result of its refund policy.
[2]	The balance represented tuition fees collected from the students for their registrations with educational institutions.
[3]	Advanced deposits primarily included down payments paid by prospective students before contracts signing.
[4]	The balance represented accrued expenses for outsourced service providers and other professional services.